RELATED PARTY TRANSACTIONS AND BALANCES (Additional Information) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Daqo Group [Member]
Notes Payable, Related Parties, Current	$ 7.9	$ 16.0